GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of General and Administrative Expenses [Table Text Block]
The following table presents the components of General and Administrative expenses for the three and nine months ended September 30, 2012:

	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012

General and Administrative expenses:
Contract Labor	$296,708	$447,708
Acquisition Expense	0	148,014
Employee’s Salaries	80,125	155,587
Travel	40,461	125,927
Professional, Legal, and Filing Fees	58,959	116,754
Others	66,758	138,849
Total General and Administrative expenses	$543,011	$1,132,839